Stock Compensation Plan - Incentive stock options (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 6,287,000	$ 19,000
Intrinsic value for outstanding options			$ 39,108,581
Intrinsic value of options forfeited			$ 471,580	$ 0
Number of options granted during the period			471,734
Number of options exercised			73,750	0
Total intrinsic value of options exercised			$ 2,099,660
Incentive stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			153,897	$ 101,357
Unrecognized stock-based compensation expense			$ 366,349	$ 200,278
Unrecognized stock-based compensation expense anticipated to recognize in weighted average years			2 years 2 months 12 days	2 years 9 months 15 days
Intrinsic value for outstanding options			$ 16,690,075
Weighted average grant date fair value of options granted			$ 0.70	$ 0.30